Other financial assets (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Other Financial Assets

	2023 $m	2022 $m

Equity securities	102	103

Restricted funds:

Ring-fenced amounts to satisfy insurance claims:

Cash	2	2

Money market funds	14	3

Bank accounts pledged as security	32	39

Other	2	1

	50	45

Trade deposits and loans	40	8

	192	156

Analysed as:

Current	7	–

Non-current	185	156

	192	156

Schedule of Movement in Provision for Impairment of Equity Securities
The methodology to calculate fair value and the sensitivities to the relevant significant unobservable inputs are detailed in note 25.
The most significant investments are as follows:

	2023		2022
	Fair value $m	Dividend income $m	Fair value $m	Dividend income $m

Investment in entity which owns:

InterContinental The Willard Washington DC	27	1	27	–

InterContinental Grand Stanford Hong Kong	37	–	35	–

Schedule of Maximum Risk to Credit Exposure by Geographies
The maximum exposure to credit risk of other financial assets at the end of the reporting period by geographic region is as follows:

	2023 $m	2022 $m

Americas	99	54

EMEAA	56	62

Greater China	37	40

	192	156